DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of derivative financial instruments [text block] [Abstract]
Disclosure of derivative financial instruments [text block]

NOTE 17: DERIVATIVE FINANCIAL INSTRUMENTS

The fair values and notional amounts of derivative instruments are set out in the following table:

	31 December 2019			31 December 2018
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	44,095	681	616	41,571	746	549
Currency swaps	349,606	3,857	5,425	311,491	4,566	3,709
Options purchased	8,310	452	–	10,202	485	–
Options written	9,557	–	499	11,393	–	495
	411,568	4,990	6,540	374,657	5,797	4,753
Interest rate contracts:
Interest rate swaps	5,245,703	17,318	15,213	4,381,271	13,624	12,629
Forward rate agreements	555,742	7	13	494,430	–	2
Options purchased	27,158	2,468	–	30,724	2,107	–
Options written	23,610	–	2,216	26,463	–	1,997
Futures	199,884	17	22	128,211	16	4
	6,052,097	19,810	17,464	5,061,099	15,747	14,632
Credit derivatives	16,959	83	167	13,757	99	181
Equity and other contracts	11,414	250	503	15,145	389	699
Total derivative assets/liabilities – trading and other	6,492,038	25,133	24,674	5,464,658	22,032	20,265
Hedging
Derivatives designated as fair value hedges:
Currency swaps	34	8	–	490	3	29
Interest rate swaps	183,489	798	229	150,971	947	187
	183,523	806	229	151,461	950	216
Derivatives designated as cash flow hedges:
Interest rate swaps	426,740	355	743	556,945	358	844
Currency swaps	9,549	75	133	10,578	255	48
	436,289	430	876	567,523	613	892
Total derivative assets/liabilities – hedging	619,812	1,236	1,105	718,984	1,563	1,108
Total recognised derivative assets/liabilities	7,111,850	26,369	25,779	6,183,642	23,595	21,373

The notional amount of the contract does not represent the Group’s exposure to credit risk which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges. Further details are provided in note 53 Credit risk.

The Group holds derivatives as part of the following strategies:

–	Customer driven, where derivatives are held as part of the provision of risk management products to Group customers;

–	To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 53; and

–	Derivatives held in policyholder funds as permitted by the investment strategies of those funds.

The principal derivatives used by the Group are as follows:

–	Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date.

–	Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

–	Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place.

–	Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date.

Details of the Group’s hedging instruments are set out below:

	Maturity
31 December 2019	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	34	34
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Average USD/GBP exchange rate	–	–	–	–	–
Average NOK/GBP exchange rate	–	–	–	–	–
Interest rate swap
Notional	331	9,305	37,948	106,339	29,566	183,489
Average fixed interest rate	2.58%	1.74%	1.22%	1.71%	2.81%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	413	1,611	2,389	5,136	9,549
Average EUR/GBP exchange rate	–	–	–	1.05	1.05
Average USD/GBP exchange rate	–	1.29	1.30	1.31	–
Interest rate
Interest rate swap
Notional	9,675	23,589	58,447	209,108	125,921	426,740
Average fixed interest rate	1.05%	1.22%	1.29%	1.47%	2.39%

	Maturity
31 December 2018	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	393	417	32,876	86,451	30,834	150,971
Average fixed interest rate	1.38%	2.06%	1.65%	1.75%	2.98%
Cash flow hedges
Foreign exchange
Currency swap
Notional	67	47	2,234	2,111	6,119	10,578
Average USD/EUR exchange rate	1.15	–	1.13	1.10	1.07
Average USD/GBP exchange rate	–	1.32	1.34	1.27	1.28
Interest rate
Interest rate swap
Notional	4,874	11,204	66,312	292,712	181,843	556,945
Average fixed interest rate	1.47%	1.03%	0.99%	1.46%	1.85%

The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness (YTD)
31 December 2019	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	34	8	–	2
Interest rate swaps	183,489	798	229	1,142
Cash flow hedges
Foreign exchange
Currency swaps	9,549	75	133	(185)
Interest rate
Interest rate swaps	426,740	355	743	992

	Carrying amount of the hedging instrument
	Contract/notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness (YTD)
31 December 2018	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	150,971	947	187	104
Cash flow hedges
Foreign exchange
Currency swaps	10,578	255	48	229
Interest rate
Interest rate swaps	556,945	358	844	(781)

All amounts are held within Derivative financial instruments.

The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for	Cash flow hedge reserve
					ineffectiveness assessment	Continuing	Discontinued
	Assets	Liabilities	Assets	Liabilities	(YTD)	hedges	hedges
31 December 2019	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	83,818	–	154	–	(73)
Fixed rate issuance[2]	–	70,353	–	3,058	(1,333)
Fixed rate bonds[3]	21,354	–	660	–	405
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					72	(2)	179
Customer deposits[4]					116	18	(48)
Interest rate
Customer loans[1]					(680)	1,248	336
Central bank balances[5]					(263)	128	163
Customer deposits[4]					–	(31)	5

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for	Cash flow hedge reserve
					ineffectiveness assessment	Continuing	Discontinued
	Assets	Liabilities	Assets	Liabilities	(YTD)	hedges	hedges
31 December 2018	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	53,136	–	(45)	–	(173)
Fixed rate issuance[2]	–	63,746	–	1,598	807
Fixed rate bonds[3]	23,285	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(165)	114	327
Customer deposits[4]					(62)	70	(78)
Interest rate
Customer loans[1]					456	867	60
Central bank balances[5]					(16)	30	20
Customer deposits[4]					(118)	(9)	(6)

1	Included within loans and advances to customers.

2	Included within debt securities in issue.

3	Included within financial assets at fair value through other comprehensive income.

4	Included within customer deposits.

5	Included within cash and balances at central banks.

The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £692 million (2018: liability of £170 million).

Gains and losses arising from hedge accounting are summarised as follows:

			Amounts reclassified from reserves to income statement as:
31 December 2019	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged cashflows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		186
Fixed rate issuance		(32)
Fixed rate bonds		(11)
Cash flow hedges
Foreign exchange
Foreign currency issuance	(265)	–	(101)	(92)	Interest expense
Customer deposits	(22)	–	–	7	Interest expense
Interest rate
Customer loans	651	98	–	(362)	Interest income
Central bank balances	237	36	–	(66)	Interest income
Customer deposits	–	–	–	6	Interest expense

			Amounts reclassified from reserves to income statement as:
31 December 2018	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		106
Fixed rate issuance		(17)
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	85	–	(81)	Interest expense
Customer deposits	(22)	(2)	(32)	Interest expense
Interest rate
Customer loans	(418)	(17)	(467)	Interest income
Central bank balances	(63)	(5)	(52)	Interest income
Customer deposits	(49)	(1)	(69)	Interest expense

1	Hedge ineffectiveness is included in the income statement within net trading income.

There was a gain of £101 million (2018: nil) reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.